OTHER LIABILITIES - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Repurchase price on buy-back agreements	$ 2,011		$ 2,176
Warranty and campaign programs	917	$ 927	932		$ 893	$ 867	$ 792
Marketing and sales incentive programs	1,346		1,335
Tax payables	670		765
Accrued expenses and deferred income	545		610
Accrued employee benefits	691		752
Legal reserves and other provisions	340		384
Contract reserve	276		344
Contract liabilities	1,407		1,498
Restructuring reserve	52		60
Other	735		738
Total	8,990		9,594	[1]
Future rents related to buy-back agreements	$ 805		$ 926

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).